UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: January 31, 2017

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 78.6%
Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/2024		$747,000	$780,242

Brazil - 11.7%
Federative Republic of Brazil, 6%, 8/15/2022	BRL	6,782,515	$2,166,205
JBS Investments GmbH, 7.25%, 4/03/2024		$765,000	802,294
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	47,679,000	14,866,416
Nota do Tesouro Nacional, 6%, 5/15/2021	BRL	5,741,561	1,835,485
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	26,023,000	7,977,757
Nota do Tesouro Nacional, 10%, 1/01/2025	BRL	11,408,000	3,463,139
Nota do Tesouro Nacional, 6%, 8/15/2026	BRL	9,534,669	3,083,769
Nota do Tesouro Nacional, 10%, 1/01/2027	BRL	5,140,000	1,548,740
Nota do Tesouro Nacional, 6%, 8/15/2050	BRL	2,446,688	831,763

			$36,575,568
Chile - 1.0%
E.CL S.A., 4.5%, 1/29/2025		$758,000	$758,093
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		956,000	954,805
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		476,000	482,656
Enel Americas S.A., 4%, 10/25/2026		263,000	256,478
GNL Quintero S.A., 4.634%, 7/31/2029		780,000	782,652

			$3,234,684
Colombia - 7.0%
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024 (n)	COP	3,861,000,000	$1,267,568
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024	COP	1,000,000,000	328,301
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)		$662,000	691,128
Republic of Colombia, 5%, 6/15/2045		848,000	825,528
Titulos de Tesoreria, 11%, 7/24/2020	COP	3,836,400,000	1,492,618
Titulos de Tesoreria, 7.5%, 8/26/2026	COP	6,932,400,000	2,474,400
Titulos de Tesoreria, “B”, 6%, 4/28/2028	COP	18,839,600,000	5,958,357
Titulos de Tesoreria, “B”, 10%, 7/24/2024	COP	14,061,900,000	5,729,399
Titulos de Tesoreria, “B”, 7.75%, 9/18/2030	COP	8,710,800,000	3,171,386

			$21,938,685
Egypt - 0.2%
Arab Republic of Egypt, 6.125%, 1/31/2022 (z)		$625,000	$630,619

Guatemala - 0.3%
Central American Bottling Corp., 5.75%, 1/31/2027 (z)		$937,000	$943,746

Hungary - 1.4%
Republic of Hungary, 7%, 6/24/2022	HUF	350,100,000	$1,525,850
Republic of Hungary, 5.5%, 6/24/2025	HUF	674,340,000	2,748,494

			$4,274,344
India - 1.5%
Adani Transmission Ltd., 4%, 8/03/2026 (n)		$527,000	$500,682
Delhi International Airport, 6.125%, 10/31/2026 (n)		419,000	435,108
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		818,000	771,319
Government of India, 7.59%, 1/11/2026	INR	198,520,000	3,131,492

			$4,838,601

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - 12.4%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$837,000	$821,306
Republic of Indonesia, 8.25%, 7/15/2021	IDR	37,329,000,000	2,876,730
Republic of Indonesia, 3.7%, 1/08/2022 (n)		$1,045,000	1,059,297
Republic of Indonesia, 8.375%, 3/15/2024	IDR	102,863,000,000	7,992,538
Republic of Indonesia, 8.375%, 9/15/2026	IDR	110,694,000,000	8,694,037
Republic of Indonesia, 7%, 5/15/2027	IDR	8,689,000,000	620,806
Republic of Indonesia, 9%, 3/15/2029	IDR	154,719,000,000	12,513,091
Republic of Indonesia, 8.25%, 6/15/2032	IDR	39,084,000,000	2,929,171
Republic of Indonesia, 6.625%, 5/15/2033	IDR	800,000,000	51,752
Republic of Indonesia, 8.375%, 3/15/2034	IDR	17,000,000,000	1,295,450

			$38,854,178
Jordan - 0.3%
Hikma Pharmaceuticals PLC, 4.25%, 4/10/2020		$787,000	$792,415

Kazakhstan - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$612,000	$573,679

Kuwait - 0.1%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026 (n)	KWD	427,000	$419,528

Malaysia - 4.5%
Government of Malaysia, 3.9%, 11/30/2026	MYR	8,495,000	$1,877,856
Government of Malaysia, 4.232%, 6/30/2031	MYR	44,887,000	9,806,535
Government of Malaysia, 4.254%, 5/31/2035	MYR	11,247,000	2,412,868

			$14,097,259
Mexico - 7.2%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$1,124,379
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)		$972,000	925,830
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	1,126,824
Petroleos Mexicanos, 4.625%, 9/21/2023		$793,000	773,175
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	23,983,900	946,269
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		$1,034,000	1,063,417
Petroleos Mexicanos, FRN, 4.606%, 3/11/2022 (n)		1,202,000	1,248,578
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	26,990,000	1,225,813
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	MXN	3,000,000	136,252
United Mexican States, 8%, 6/11/2020	MXN	99,640,000	4,924,572
United Mexican States, 8%, 12/07/2023	MXN	179,720,000	8,936,083

			$22,431,192
Morocco - 0.3%
Office Cherifien des Phosphates S.A., 5.625%, 4/25/2024		$800,000	$830,632

Nigeria - 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$711,000	$142

Paraguay - 0.4%
Republic of Paraguay, 4.625%, 1/25/2023		$612,000	$621,419
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		704,000	726,880

			$1,348,299
Peru - 3.7%
Bonos de Tesoreria, 5.7%, 8/12/2024	PEN	4,533,000	$1,389,989
Bonos de Tesoreria, 8.2%, 8/12/2026	PEN	16,016,000	5,649,971

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Peru - continued
Inkia Energy Ltd., 8.375%, 4/04/2021		$710,000	$734,850
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		220,000	224,400
Republic of Peru, 6.35%, 8/12/2028 (n)	PEN	9,364,000	2,885,936
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$725,000	748,635

			$11,633,781
Poland - 4.1%
Government of Poland, 3.25%, 7/25/2019	PLN	15,237,000	$3,892,289
Government of Poland, 5.5%, 10/25/2019	PLN	5,257,000	1,419,693
Government of Poland, 5.25%, 10/25/2020	PLN	7,964,000	2,166,251
Government of Poland, 2%, 4/25/2021	PLN	5,126,000	1,234,940
Government of Poland, 2.5%, 7/25/2026	PLN	17,740,000	3,985,487

			$12,698,660
Qatar - 0.3%
State of Qatar, 4.625%, 6/02/2046		$948,000	$962,827

Russia - 6.4%
Polyus Gold International Ltd., 5.25%, 2/07/2023 (z)		$637,000	$637,000
Russian Federation, 6.8%, 12/11/2019	RUB	285,087,000	4,597,031
Russian Federation, 6.4%, 5/27/2020	RUB	240,000,000	3,800,183
Russian Federation, 7%, 1/25/2023	RUB	384,316,000	6,107,657
Russian Federation, 7.05%, 1/19/2028	RUB	323,588,000	4,970,415

			$20,112,286
Serbia - 0.1%
Republic of Serbia, 6.75%, 11/01/2024		$467,787	$472,512

South Africa - 9.4%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$1,835,744
Republic of South Africa, 10.5%, 12/21/2026	ZAR	22,330,000	1,837,771
Republic of South Africa, 7%, 2/28/2031	ZAR	204,532,000	12,524,280
Republic of South Africa, 6.5%, 2/28/2041	ZAR	176,883,000	9,395,211
Transnet Ltd., 10.5%, 9/17/2020	ZAR	20,000,000	1,529,622
Transnet SOC Ltd., 9.5%, 5/13/2021	ZAR	22,700,000	1,592,959
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)	ZAR	9,960,000	698,937

			$29,414,524
Sri Lanka - 0.5%
Government of Sri Lanka, 10.75%, 3/01/2021	LKR	121,000,000	$765,969
Government of Sri Lanka, 11.5%, 8/01/2026	LKR	134,000,000	831,064

			$1,597,033
Supranational - 0.3%
West African Development Bank, 5.5%, 5/06/2021 (n)		$821,000	$850,392

Thailand - 1.8%
Government of Thailand, 2.125%, 12/17/2026	THB	205,004,000	$5,501,967

Turkey - 3.3%
Republic of Turkey, 8%, 3/12/2025	TRY	14,005,000	$3,166,125
Republic of Turkey, 10.6%, 2/11/2026	TRY	27,220,000	7,174,454

			$10,340,579
Total Bonds			$246,148,374

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 0.1%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp.	8,187	$327,611
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares MSCI Emerging Markets ETF - March 2017 @ $30.50	2,560	$7,680
Issuer	Shares/Par
Money Market Funds - 19.5%
MFS Institutional Money Market Portfolio, 0.62% (v)	60,911,300	$60,911,300
Total Investments		$307,394,965

Other Assets, Less Liabilities - 1.8%		5,525,104
Net Assets - 100.0%		$312,920,069

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,093,238 representing 5.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Arab Republic of Egypt, 6.125%, 1/31/2022	1/24/17-1/25/17	$625,698	$630,619
Central American Bottling Corp., 5.75%, 1/31/2027	1/25/17	928,241	943,746
Polyus Gold International Ltd., 5.25%, 2/07/2023	1/31/17	637,000	637,000
Total Restricted Securities			$2,211,365
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

COIBR	Colombia Overnight Interbank Reference Rate
JIBAR	Johannesburg Interbank Agreed Rate
MIBOR	Mumbai Interbank Offered Rate
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee

Portfolio of Investments (unaudited) – continued

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Goldman Sachs International	35,009,413	2/02/17	$10,983,116	$11,110,220	$127,104
BUY	BRL	JPMorgan Chase Bank N.A.	20,346,003	2/02/17	6,139,800	6,456,794	316,994
BUY	BRL	Morgan Stanley Capital Services, Inc.	3,480,000	2/02/17	1,033,384	1,104,376	70,992
SELL	BRL	Goldman Sachs International	33,007,413	2/02/17	10,555,617	10,474,886	80,731
SELL	BRL	JPMorgan Chase Bank N.A.	13,949,876	2/02/17	4,461,105	4,426,986	34,119
BUY	CAD	Brown Brothers Harriman	2,001,000	3/10/17	1,524,088	1,538,317	14,229
BUY	CLP	Morgan Stanley Capital Services, Inc.	1,245,108,992	2/07/17-2/13/17	1,869,654	1,918,956	49,302
BUY	CNH	HSBC Bank	21,254,000	4/10/17	3,058,350	3,083,215	24,865
BUY	CNH	JPMorgan Chase Bank N.A.	41,568,000	2/28/17-4/06/17	5,932,463	6,050,432	117,969
SELL	CNH	Barclays Bank PLC	11,167,000	4/26/17	1,677,027	1,616,499	60,528
SELL	CNH	JPMorgan Chase Bank N.A.	33,568,000	2/28/17-8/11/17	4,971,497	4,863,941	107,556
BUY	COP	BNP Paribas S.A.	8,131,171,685	3/15/17	2,688,994	2,760,218	71,224
BUY	COP	Morgan Stanley Capital Services, Inc.	1,900,309,000	3/15/17	630,219	645,081	14,862
BUY	CZK	Goldman Sachs International	19,350,000	11/14/18	803,905	813,485	9,580
BUY	CZK	JPMorgan Chase Bank N.A.	2,337,000	10/09/18	96,256	98,008	1,752
BUY	CZK	Morgan Stanley Capital Services, Inc.	4,386,000	3/10/17	172,403	175,592	3,189
BUY	EUR	Barclays Bank PLC	734,000	3/10/17	784,839	793,523	8,684
BUY	EUR	Citibank N.A.	4,922,269	3/10/17	5,298,163	5,321,436	23,273
BUY	EUR	Goldman Sachs International	724,000	3/10/17	776,287	782,712	6,425
BUY	EUR	Morgan Stanley Capital Services, Inc.	698,958	3/10/17	746,465	755,639	9,174
SELL	EUR	Goldman Sachs International	2,144,000	11/14/18	2,416,288	2,404,195	12,093
BUY	HUF	Barclays Bank PLC	1,027,878,899	3/10/17	3,539,463	3,583,064	43,601
BUY	HUF	Brown Brothers Harriman	66,083,000	3/10/17	229,130	230,358	1,228
BUY	HUF	Morgan Stanley Capital Services, Inc.	449,755,630	3/10/17	1,560,700	1,567,795	7,095
BUY	IDR	Barclays Bank PLC	3,809,417,000	2/13/17	282,144	285,004	2,860
BUY	IDR	JPMorgan Chase Bank N.A.	50,571,349,000	2/15/17	3,772,080	3,782,808	10,728
BUY	JPY	Citibank N.A.	177,018,000	3/10/17	1,546,603	1,569,604	23,001
BUY	JPY	Morgan Stanley Capital Services, Inc.	174,059,000	3/10/17	1,536,565	1,543,367	6,802
BUY	KRW	Barclays Bank PLC	1,480,312,000	2/02/17	1,259,561	1,273,825	14,264
BUY	KRW	JPMorgan Chase Bank N.A.	5,845,006,000	2/02/17	4,970,243	5,029,693	59,450
BUY	MXN	Barclays Bank PLC	3,748,000	3/10/17	177,278	178,805	1,527

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	MXN	Goldman Sachs International	33,041,000	3/10/17	$1,571,963	$1,576,283	$4,320
SELL	MXN	JPMorgan Chase Bank N.A.	6,633,000	3/10/17	318,446	316,440	2,006
SELL	MXN	Morgan Stanley Capital Services, Inc.	124,591,574	3/10/17	6,054,642	5,943,875	110,767
BUY	MYR	Barclays Bank PLC	4,672,000	2/06/17	1,042,425	1,054,573	12,148
BUY	MYR	Citibank N.A.	17,912,039	2/06/17	3,972,508	4,043,141	70,633
BUY	MYR	JPMorgan Chase Bank N.A.	20,250,000	2/06/17	4,504,505	4,570,870	66,365
BUY	PEN	HSBC Bank	2,487,149	2/02/17	757,584	760,364	2,780
BUY	PEN	JPMorgan Chase Bank N.A.	4,316,221	2/02/17	1,286,824	1,319,542	32,718
BUY	PEN	Morgan Stanley Capital Services, Inc.	2,335,073	2/02/17	705,239	713,871	8,632
BUY	PHP	JPMorgan Chase Bank N.A.	54,182,000	2/02/17	1,082,190	1,088,757	6,567
SELL	PHP	JPMorgan Chase Bank N.A.	54,182,000	2/02/17	1,091,069	1,088,757	2,312
BUY	PLN	Barclays Bank PLC	3,138,079	3/10/17	740,064	783,136	43,072
BUY	PLN	Brown Brothers Harriman	1,455,000	3/10/17	345,015	363,108	18,093
BUY	PLN	Citibank N.A.	51,455,270	3/10/17	12,448,052	12,841,129	393,077
BUY	PLN	Goldman Sachs International	1,796,000	3/10/17	428,812	448,208	19,396
BUY	RON	JPMorgan Chase Bank N.A.	25,957,405	3/27/17	6,181,806	6,240,993	59,187
BUY	RUB	Barclays Bank PLC	14,052,000	2/22/17	229,383	232,469	3,086
BUY	RUB	Credit Suisse Group	182,454,735	2/22/17	2,997,400	3,018,442	21,042
BUY	RUB	Goldman Sachs International	188,611,000	2/22/17	2,892,372	3,120,288	227,916
BUY	RUB	HSBC Bank	96,267,000	2/22/17	1,479,665	1,592,594	112,929
SELL	RUB	Goldman Sachs International	10,692,000	2/22/17	178,377	176,883	1,494
SELL	RUB	HSBC Bank	1,683,653,199	2/22/17	28,078,971	27,853,533	225,438
BUY	THB	JPMorgan Chase Bank N.A.	520,469,908	3/23/17	14,685,531	14,775,000	89,469
BUY	TRY	Brown Brothers Harriman	8,076,179	3/10/17	2,112,411	2,118,783	6,372
BUY	TRY	Goldman Sachs International	2,893,508	3/10/17	744,598	759,111	14,513
SELL	TRY	Brown Brothers Harriman	1,016,000	3/10/17	277,183	266,547	10,636
SELL	TRY	Goldman Sachs International	1,055,000	3/10/17	287,279	276,779	10,500
BUY	ZAR	Barclays Bank PLC	5,344,000	2/02/17	394,172	396,586	2,414
BUY	ZAR	Citibank N.A.	4,315,000	3/10/17	305,930	318,185	12,255
BUY	ZAR	JPMorgan Chase Bank N.A.	41,092,217	3/10/17	2,988,851	3,030,107	41,256
BUY	ZAR	Morgan Stanley Capital Services, Inc.	16,008,000	3/10/17	1,162,175	1,180,417	18,242
SELL	ZAR	Goldman Sachs International	5,344,000	2/02/17	399,054	396,586	2,468

							$2,987,304

Liability Derivatives
BUY	BRL	BNP Paribas S.A.	39,550,289	2/02/17	$12,647,997	$12,551,264	$(96,733)
BUY	BRL	Morgan Stanley Capital Services, Inc.	7,407,000	2/02/17	2,368,723	2,350,608	(18,115)
SELL	BRL	BNP Paribas S.A.	39,550,289	2/02/17	11,412,907	12,551,264	(1,138,357)
SELL	BRL	Goldman Sachs International	28,013,413	2/02/17-2/24/17	8,755,792	8,843,435	(87,643)
SELL	BRL	JPMorgan Chase Bank N.A.	6,396,127	2/02/17	1,998,147	2,029,808	(31,661)
SELL	BRL	Morgan Stanley Capital Services, Inc.	10,887,000	2/02/17	3,102,050	3,454,984	(352,934)
SELL	CAD	Brown Brothers Harriman	2,010,000	3/15/17	1,508,562	1,545,321	(36,759)
SELL	CAD	Merrill Lynch International	3,986,000	3/10/17	3,008,109	3,064,335	(56,226)
SELL	CLP	Morgan Stanley Capital Services, Inc.	1,023,460,000	2/07/17	1,503,430	1,577,457	(74,027)
BUY	CNH	JPMorgan Chase Bank N.A.	1,116,000	4/26/17	163,465	161,549	(1,916)
SELL	CNH	JPMorgan Chase Bank N.A.	19,203,000	12/11/17	2,690,186	2,716,355	(26,169)
SELL	COP	HSBC Bank	424,183,000	3/15/17	140,393	143,994	(3,601)
SELL	COP	JPMorgan Chase Bank N.A.	736,746,000	3/15/17	243,996	250,097	(6,101)
SELL	COP	Morgan Stanley Capital Services, Inc.	390,288,000	3/15/17	129,170	132,488	(3,318)
BUY	CZK	Goldman Sachs International	54,633,000	11/14/18	2,318,592	2,296,802	(21,790)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CZK	JPMorgan Chase Bank N.A.	41,111,000	10/09/18	$1,786,618	$1,724,095	$(62,523)
SELL	CZK	JPMorgan Chase Bank N.A.	5,570,000	10/09/18	232,664	233,592	(928)
SELL	EUR	Goldman Sachs International	4,965,000	3/10/17-11/14/18	5,258,776	5,395,657	(136,881)
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,426,000	3/10/17	1,517,991	1,541,640	(23,649)
SELL	HUF	Morgan Stanley Capital Services, Inc.	841,058,239	3/10/17	2,893,605	2,931,830	(38,225)
SELL	IDR	Barclays Bank PLC	50,728,870,302	2/13/17-2/15/17	3,781,338	3,794,958	(13,620)
SELL	IDR	JPMorgan Chase Bank N.A.	41,577,994,000	2/13/17-2/15/17	3,103,484	3,110,258	(6,774)
SELL	IDR	Merrill Lynch International	44,710,785,602	2/15/17	3,336,626	3,344,430	(7,804)
SELL	INR	JPMorgan Chase Bank N.A.	216,542,000	3/20/17	3,161,289	3,172,283	(10,994)
SELL	KRW	Barclays Bank PLC	2,960,624,000	2/02/17-3/02/17	2,520,742	2,548,034	(27,292)
SELL	KRW	JPMorgan Chase Bank N.A.	11,690,012,000	2/02/17-3/02/17	9,943,260	10,060,901	(117,641)
BUY	MXN	Brown Brothers Harriman	32,790,000	3/15/17	1,595,884	1,563,172	(32,712)
BUY	MXN	Goldman Sachs International	51,527,000	3/10/17	2,487,187	2,458,192	(28,995)
BUY	MXN	JPMorgan Chase Bank N.A.	288,227,559	3/10/17	14,031,879	13,750,437	(281,442)
BUY	MXN	Morgan Stanley Capital Services, Inc.	8,511,000	3/10/17	414,141	406,033	(8,108)
SELL	MXN	Brown Brothers Harriman	25,503,000	3/10/17	1,177,269	1,216,669	(39,400)
SELL	MXN	Goldman Sachs International	6,525,000	3/10/17	303,735	311,287	(7,552)
SELL	MXN	Morgan Stanley Capital Services, Inc.	7,366,000	3/10/17	343,506	351,409	(7,903)
SELL	PEN	HSBC Bank	2,487,149	2/02/17	722,798	760,364	(37,566)
SELL	PEN	JPMorgan Chase Bank N.A.	4,489,639	2/02/17-3/01/17	1,367,285	1,372,402	(5,117)
SELL	PEN	Morgan Stanley Capital Services, Inc.	2,335,073	2/02/17	686,100	713,871	(27,771)
BUY	PHP	JPMorgan Chase Bank N.A.	46,001,000	3/01/17	924,922	923,630	(1,292)
SELL	PLN	Morgan Stanley Capital Services, Inc.	155,000	3/10/17	37,113	38,682	(1,569)
BUY	RUB	Credit Suisse Group	1,421,018,678	2/22/17	23,830,600	23,508,636	(321,964)
SELL	RUB	Credit Suisse Group	87,585,928	2/22/17	1,419,200	1,448,979	(29,779)
SELL	RUB	Goldman Sachs International	74,121,000	2/22/17	1,142,732	1,226,221	(83,489)
SELL	RUB	HSBC Bank	74,017,000	2/22/17	1,196,556	1,224,501	(27,945)
SELL	SGD	Morgan Stanley Capital Services, Inc.	4,412,000	3/10/17-4/24/17	3,082,407	3,132,128	(49,721)
BUY	TRY	Barclays Bank PLC	19,295,204	3/10/17	5,439,085	5,062,090	(376,995)
BUY	TRY	Brown Brothers Harriman	1,195,000	3/10/17	333,785	313,508	(20,277)
BUY	TRY	Citibank N.A.	17,021,637	3/10/17	4,840,921	4,465,620	(375,301)
BUY	TRY	Goldman Sachs International	1,099,613	3/10/17	302,034	288,483	(13,551)
BUY	TRY	Morgan Stanley Capital Services, Inc.	3,447,928	3/10/17	965,924	904,563	(61,361)
SELL	TRY	Barclays Bank PLC	3,891,000	3/10/17	992,867	1,020,802	(27,935)
SELL	TWD	JPMorgan Chase Bank N.A.	197,801,000	2/15/17	6,229,345	6,312,040	(82,695)
SELL	ZAR	Barclays Bank PLC	5,344,000	3/10/17	391,641	394,062	(2,421)
SELL	ZAR	Goldman Sachs International	6,613,472	3/10/17	478,542	487,672	(9,130)
SELL	ZAR	Morgan Stanley Capital Services, Inc.	10,855,054	3/10/17	783,869	800,443	(16,574)

							$(4,380,246)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-OAT 10 yr (Short)	EUR	50	$7,981,283	March - 2017	$89,059

Swap Agreements at 1/31/17

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
7/29/21	COP	12,000,000,000	Goldman Sachs International	6.58% (fixed rate)	COIBR (floating rate)	$125,796
9/06/21	COP	10,000,000,000	Goldman Sachs International	6.275% (fixed rate)	COIBR (floating rate)	63,529
4/26/18	CZK	384,345,000	JPMorgan Chase Bank	0.30% (fixed rate)	PRIBOR (floating rate)	11,353
4/26/26	CZK	78,869,000	JPMorgan Chase Bank	PRIBOR (floating rate)	0.66% (fixed rate)	93,299
2/01/26	ZAR	24,000,000	JPMorgan Chase Bank	8.89% (fixed rate)	JIBAR (floating rate)	89,364
2/18/26	ZAR	16,630,000	JPMorgan Chase Bank	8.715% (fixed rate)	JIBAR (floating rate)	46,648
2/22/26	ZAR	30,000,000	JPMorgan Chase Bank	8.82% (fixed rate)	JIBAR (floating rate)	99,342
6/03/26	ZAR	37,252,000	JPMorgan Chase Bank	8.81% (fixed rate)	JIBAR (floating rate)	120,416
6/06/26	ZAR	24,310,000	JPMorgan Chase Bank	8.68% (fixed rate)	JIBAR (floating rate)	62,131

						$711,878

Credit Default Swap Agreements
12/20/21	USD	4,499,000	JPMorgan Chase Bank (a)	(1)	1.00% (fixed rate)	$218,377

						$930,255

Liability Derivatives
Interest Rate Swap Agreements
12/07/19	INR	201,419,000	JPMorgan Chase Bank	5.905% (fixed rate)	MIBOR (floating rate)	$(14,768)
1/15/21	PLN	11,998,000	JPMorgan Chase Bank	1.805% (fixed rate)	WIBOR (floating rate)	(69,072)
2/22/21	PLN	9,135,000	JPMorgan Chase Bank	1.75% (fixed rate)	WIBOR (floating rate)	(39,263)
1/31/19	ZAR	84,471,000	JPMorgan Chase Bank	JIBAR (floating rate)	7.49% (fixed rate)	(1,304)

						$(124,407)

Cleared Swap Agreements at 1/31/17

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/29/19	MXN	65,113,000	Merrill Lynch International	7.30% (fixed rate)	TIIE (floating rate)	$2,105
1/30/19	MXN	64,852,000	Goldman Sachs International	7.28% (fixed rate)	TIIE (floating rate)	0
1/20/27	MXN	48,579,000	Goldman Sachs International	7.855% (fixed rate)	TIIE (floating rate)	0

						$2,105

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of South Africa, an A rated bond. The fund entered into the contract to buy issuer protection.

(a)	Net unamortized premiums paid by the fund amounted to $321,550.

At January 31, 2017, the fund had cash collateral of $216,903 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$327,611	$7,680	$—	$335,291
Non-U.S. Sovereign Debt	—	232,330,257	—	232,330,257
Foreign Bonds	—	13,818,117	—	13,818,117
Mutual Funds	60,911,300	—	—	60,911,300
Total Investments	$61,238,911	$246,156,054	$—	$307,394,965

Other Financial Instruments
Futures Contracts – Assets	$89,059	$—	$—	$89,059
Swap Agreements – Assets	—	932,360	—	932,360
Swap Agreements – Liabilities	—	(124,407)	—	(124,407)
Forward Foreign Currency Exchange Contracts - Assets	—	2,987,304	—	2,987,304
Forward Foreign Currency Exchange Contracts - Liabilities	—	(4,380,246)	—	(4,380,246)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$316,227,788
Gross unrealized appreciation	6,989,824
Gross unrealized depreciation	(15,822,647)
Net unrealized appreciation (depreciation)	$(8,832,823)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,171,511	66,498,764	(34,758,975)	60,911,300

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(518)	$—	$39,009	$60,911,300

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

Indonesia	12.7%
Brazil	11.8%
United States	10.4%
Mexico	10.0%
Colombia	9.9%
South Africa	9.7%
Russia	6.6%
Poland	5.8%
Malaysia	4.5%
Other Countries	18.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.